Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Narrative) (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Increase (decrease) due to changes in accounting policy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Additional deferred tax assets	£ 627